Improvements to Concession Assets - Summary of Additions for Investment and Amortization of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands		12 Months Ended
	Apr. 01, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about service concession arrangements [Line Items]
Investment		$ 9,944,022	$ 8,912,544	$ 7,294,318	$ 5,148,431
Amortization		(1,119,102)	(1,047,507)	(949,711)
Construction in-progress [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Investment		2,376,483	1,707,742	445,924	203,950
Business combination [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Investment	$ 2,272,125
Amortization	(462,719)
Net amounts	1,809,406
Business combination [Member] | Construction in-progress [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Investment	7,523
Net amounts	7,523
Improvements to concession assets [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Investment		$ 11,779,768	$ 10,902,668	$ 9,909,384	$ 7,019,188
Improvements to concession assets [Member] | Business combination [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Investment	2,264,602
Amortization	(462,719)
Net amounts	$ 1,801,883